TAXATION (Details)	12 Months Ended															1 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Minimum CNY	Dec. 31, 2014 Cayman Islands USD ($)	Dec. 31, 2014 PRC	Dec. 31, 2014 PRC Minimum USD ($)	Dec. 31, 2014 PRC Maximum USD ($)	Dec. 31, 2014 Hong Kong USD ($)	Dec. 31, 2013 Hong Kong USD ($)	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2014 Hong Kong Minimum	Dec. 31, 2014 Hong Kong Maximum	Dec. 31, 2014 Shanghai Taomee	Dec. 31, 2010 Shanghai Taomee	Jan. 31, 2009 Shanghai Taomee PRC	Dec. 31, 2013 Shanghai Taomee PRC	Dec. 31, 2012 Shanghai Taomee PRC	Dec. 31, 2011 Shanghai Taomee PRC	Dec. 31, 2010 Shanghai Taomee PRC	Dec. 31, 2009 Shanghai Taomee PRC	Dec. 31, 2014 Shanghai Shengran PRC USD ($)	Dec. 31, 2013 Shanghai Shengran PRC	Dec. 31, 2012 Shanghai Shengran PRC USD ($)	Nov. 30, 2013 Shanghai Animation PRC	Dec. 31, 2014 Shanghai Qidong PRC	Dec. 31, 2013 Shanghai Taomee and Guangdong Taomee PRC USD ($)	Dec. 31, 2014 Guangdong Taomee PRC	Dec. 31, 2014 Shanghai Xinsheng PRC	Dec. 31, 2014 Shanghai Wireless PRC	Dec. 31, 2014 Shanghai Software PRC	Dec. 31, 2014 Shanghai Property Service PRC	Dec. 31, 2014 Shanghai Jushou PRC
Taxation
Withholding required on payment of a dividend or capital					$ 0
Taxes assessed on income, corporate or capital gains tax, estate duty, and inheritance tax or gift tax					0
Profit tax provided	(2,162,812)	1,419,063	(854,904)						0	0	0
Tax exemption period due to Software Enterprise Certification																2 years
Partial tax reduction period due to Software Enterprise Certification																3 years
Percentage of tax reduction																	50.00%	50.00%	50.00%			50.00%	50.00%	50.00%	50.00%
Tax exemption period due to Animation Enterprise Certification																									2 years
Partial tax reduction period due to Animation Enterprise Certification																									3 years
Effective tax rate (as a percent)	172.10%	20.50%	(12.40%)														12.50%	12.50%	12.50%	0.00%	0.00%	12.50%	12.50%	12.50%		25.00%		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Valid status period for HNTE															3 years								3 years
Renewable status period for HNTE															3 years
Preferential tax rate (as a percent)						5.00%								15.00%
Adjustment as a one-time tax benefit																								2,100,000
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law (as a percent)							5.00%	10.00%	10.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds at least 25% in FIE (as a percent)									5.00%
Equity interest directly owned by residents in the foreign country in PRC subsidiaries for lower withholding tax (as a percent)												25.00%	25.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds less than 25% (as a percent)									10.00%
Amount provided for withholding income tax for undistributed profits																						0
Deferred tax liability	698,800	1,758,134					3,400,000	6,900,000																			1,500,000
Reverse of deferred tax liabilities	1,500,000
Gross unrecognized tax benefits	0	0	0
Period under statute of limitations, underpayment of taxes	3 years
Extended period under statute of limitations (in years)	5 years
Amount of underpayment of tax liability considered as a special circumstance for applicability of extended period under statute of limitations				100,000
Period under statute of limitations in case of transfer pricing related adjustment	10 years